SUBSEQUENT EVENTS	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events

12.Subsequent Events

Merger with LSAQ

On May 7, 2021, the Company announced a planned merger with LSAQ under a definitive business combination agreement. On October 6, 2021, the agreement was consummated, with the Company surviving the merger as Science 37 Holdings, Inc, now a public company. All outstanding common and preferred shares of legacy Science 37, Inc. converted into common shares of the surviving Science 37 Holdings, Inc. through application of an exchange ratio of approximately 1.815. In addition, awards under the Company's existing 2015 stock incentive plan continue under the same terms and conditions as were previously applicable to such awards, subject to the same exchange ratio for exercise price and number of options outstanding. Common shares and warrants held by former LSAQ shareholders were converted to 10,858,261 common shares of Science 37 Holdings, Inc. Science 37 Holdings, Inc. began trading on the Nasdaq stock exchange as SNCE effective October 7, 2021.

The financial statements as of September 30, 2021, including share and per share amounts, do not include the effects of the merger. The table below shows, on a pro forma basis, the impact of the merger on certain condensed balance sheet items as of September 30, 2021:

Balance Sheet Data:	Actual	Pro Forma
Cash and cash equivalents	$7,996,362	$242,991,191
Working capital	(5,566,182)	228,647,166
Total assets	39,746,217	273,843,757
Redeemable convertible preferred stock	143,086,271	—
Accumulated deficit	(136,979,761)	(136,979,761)
Total stockholders’ equity (deficit)	$(132,209,608)	$163,290,011

Share Data:	Actual	Pro Forma
Redeemable convertible preferred stock outstanding	41,587,368	—
Common stock outstanding	4,595,168	114,707,150

Going Concern

From August 2021, the Company began to accelerate investments in hiring and in other critical areas, such as the technology platform, to facilitate the delivery of anticipated revenues, resulting from an increase in net bookings. Also, as several meaningful conditions of the contemplated transaction were met, the Company increased spend related to the requirements of being a publicly-traded company. The Company’s increased costs adversely affected the Company’s results of operations and liquidity and there was substantial doubt as to the Company’s ability to continue as a going concern at that time. On October 6, 2021, the definitive business combination agreement was consummated, with Science 37, Inc. surviving the merger as Science 37 Holdings, Inc., a now public company. All outstanding common and preferred shares of legacy Science 37, Inc. converted into common shares of the surviving Science 37 Holdings, Inc. through application of an exchange ratio of approximately 1.815. In addition, awards under the Company’s existing 2015 stock incentive plan continue under the same terms and conditions as were previously applicable to such awards, subject to the same exchange ratio for exercise price and number of options outstanding. Science 37 Holdings, Inc. began trading on the Nasdaq stock exchange as SNCE effective October 7, 2021.

12.Subsequent Events (continued)

In conjunction with this merger, Science 37, Inc. received funds held in LSAQ's working capital and trust accounts together with $200 million in PIPE financing from institutional and strategic investors to further fund Science 37, Inc.’s decentralized trial technology platform and extend into new adjacencies. As a result of the Merger and inclusive of the PIPE financing, Science 37, Inc. received $234.2 million, net of fees and expenses paid in connection with the closing of the business combination. The transaction will be accounted for as a reverse capitalization in accordance with GAAP. Under the reverse capitalization model, the merger will be treated as Science 37, Inc. is issuing equity for the net assets of LSAQ, with no goodwill or intangible assets recorded, and LSAQ will be treated as the acquiree for financial reporting purposes. This is primarily because, subsequent to the merger, Science 37, Inc. shareholders have a majority of the voting power of the combined company. In addition, Science 37, Inc. comprises all of the ongoing operations, senior management, and a majority of the governing body of the combined company. As a result of the merger and related PIPE financing, the substantial doubt about the Company's ability to continue as a going concern has been alleviated.

The Company has evaluated subsequent events through November 15, 2021, the date on which the accompanying condensed consolidated financial statements were issued, noting no additional items requiring disclosure.

18.         Subsequent Events

On March 25, 2021, the Company entered into an operating lease agreement for office space which will commence on July 1, 2021. The Company’s financial commitment for the office space is disclosed under Leases.

On May 7, 2021, the Company announced a planned merger with LifeSci Acquisition II Corp (LSAQ) under a definitive business combination agreement.

Going Concern

From August 2021, the Company began to accelerate investments in hiring and in other critical areas, such as the technology platform, to facilitate the delivery of anticipated revenues, resulting from an increase in net bookings. Also, as several meaningful conditions of the contemplated transaction were met, the Company increased spend related to the requirements of being a publicly-traded company. The Company’s increased costs adversely affected the Company’s results of operations and liquidity and there was substantial doubt as to the Company’s ability to continue as a going concern at that time. On October 6, 2021, the definitive business combination agreement was consummated, with Science 37, Inc. surviving the merger as Science 37 Holdings, Inc., a now public company. All outstanding common and preferred shares of legacy Science 37, Inc. converted into common shares of the surviving Science 37 Holdings, Inc. through application of an exchange ratio of approximately 1.815. In addition, awards under the Company’s existing 2015 stock incentive plan continue under the same terms and conditions as were previously applicable to such awards, subject to the same exchange ratio for exercise price and number of options outstanding. Science 37 Holdings, Inc. began trading on the Nasdaq stock exchange as SNCE effective October 7, 2021.

In conjunction with this merger, Science 37, Inc. received funds held in LSAQ’s working capital and trust accounts together with $200 million in PIPE financing from institutional and strategic investors to further fund Science 37, Inc.’s decentralized trial technology platform and extend into new adjacencies. As a result of the Merger and inclusive of the PIPE financing, Science 37, Inc. received $234.2 million, net of fees and expenses paid in connection with the closing of the business combination. The transaction will be accounted for as a reverse capitalization in accordance with GAAP. Under the reverse capitalization model, the merger will be treated as Science 37, Inc. is issuing equity for the net assets of LSAQ, with no goodwill or intangible assets recorded, and LSAQ will be treated as the acquiree for financial reporting purposes. This is primarily because, subsequent to the merger, Science 37, Inc. shareholders have a majority of the voting power of the combined company. In addition, Science 37, Inc. comprises all of the ongoing operations, senior management, and a majority of the governing body of the combined company. As a result of the merger and related PIPE financing, the substantial doubt about the Company’s ability to continue as a going concern has been alleviated.

The Company has evaluated subsequent events through November 5, 2021, the date on which the accompanying consolidated financial statements were issued, noting no additional items requiring disclosure.

LifeSci Acquisition II Corp
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, except as disclosed below , the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On October 4, 2021, LSAQ held a special meeting of stockholders (the “Special Meeting”), at which the LSAQ stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Merger Agreement and (b) approving the other transactions and matters contemplated by the Merger Agreement and related agreements as described in the Proxy Statement/Prospectus.

Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, following the Special Meeting, on October 6, 2021, the Transactions were consummated. In connection with the Closing, the Company changed its name from LifeSci Acquisition II Corp. to Science 37 Holdings, Inc. Holders of 2,299,493 shares of LSAQ’s common stock sold in its initial public offering (the “public shares”) exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from LSAQ’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $23,003,944 in the aggregate. As noted above, an aggregate of $23,003,944 was paid from the Company’s trust account to holders that properly exercised their right to have public shares redeemed, and the remaining balance immediately prior to the Closing of approximately $57.1 million remained in the trust account. The remaining amount in the trust account was used to fund the Business Combination (See Note 1).

NOTE 11. SUBSEQUENT EVENTS

On October 4, 2021, the Company held a special meeting of stockholders (the “Special Meeting”), at which stockholders considered and adopted, among other matters, a proposal to approve the Business Combination, including (a) adopting the Merger Agreement and (b) approving the other transactions and matters contemplated by the Merger Agreement and related agreements as described in the Proxy Statement/Prospectus.

Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, following the Special Meeting, on October 6, 2021, the Transactions were consummated. In connection with the Closing, the Company changed its name from LifeSci Acquisition II Corp. to Science 37 Holdings, Inc. Holders of 2,299,493 shares of LSAQ’s common stock sold in its initial public offering exercised their right to have such shares redeemed for a full pro rata portion of the trust account holding the proceeds from LSAQ’s initial public offering, calculated as of two business days prior to the consummation of the Business Combination, which was approximately $10.00 per share, or $23,003,944 in the aggregate. An aggregate of $23,003,944 was paid from the Company’s trust account to holders that properly exercised their right to have public shares redeemed, and the remaining balance immediately prior to the Closing of approximately $57.1 million remained in the trust account. The remaining amount in the trust account was used to fund the Business Combination.